Schedule of Operating Expenses (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
General administration expenses	$ 2,597,219	$ 2,109,037	$ 3,342,235	$ 2,845,237	$ 4,706,256	$ 6,187,472	$ 11,709,118	$ 7,995,201
Salaries, wages, and consulting fees	513,173	800,337	807,879	942,394	1,313,510	1,750,273	3,940,024	3,605,373
Total	$ 3,110,392	$ 2,909,374	$ 4,150,114	$ 3,787,631	$ 6,019,766	$ 7,937,745	$ 15,649,142	$ 11,600,574